Convertible Notes Payable (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Secured
(a) Convertible notes due to AL-Bank, in default at December 31, 2020	$ 483,000	$ 503,000	$ 543,000
Unsecured
(b) Convertible notes with fixed conversion features, in default	895,000	895,000	895,000
Convertible notes, net of discount	$ 1,378,000	1,398,000	1,469,000
(c) Convertible notes with adjustable conversion features, $20,000 in default at December 31, 2020		0	45,000
Total convertible notes principal outstanding		1,398,000	1,483,000
Debt discount		$ 0	$ (14,000)